Note 5 - Accounts Payable and Accrued Liabilities (Details) - Summary of Accounts Payable and Accrued Liabilities (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 600,953	$ 565,127	$ 432,436
Accrued payroll liabilities and related penalties	596,475	607,134	411,670
Accrued salary	671,280	418,440	143,167
Accrued interest	217,803	158,869	134,559
Other accruals	119,078	117,622	539
	$ 2,205,589	$ 1,867,192	$ 1,122,371